Document and Entity Information	12 Months Ended
Mar. 18, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar 27, 2013
Registrant Name	PUTNAM FUNDS TRUST
Central Index Key	0001005942
Amendment Flag	false
Document Creation Date	Mar 27, 2013
Document Effective Date	Mar 27, 2013
Prospectus Date	Mar 18, 2013

Putnam Emerging Markets Income Fund
Fund summary
Goal
Putnam Emerging Markets Income Fund seeks high current income.
Capital growth is a secondary goal when consistent with achieving high current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Emerging Markets Income Fund	Class A		Class B		Class C		Class M		Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.40%	[1]	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Emerging Markets Income Fund		Class A	Class B	Class C	Class M	Class Y
Management fees		0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%
Other expenses	[1]	0.90%	0.90%	0.90%	0.90%	0.90%
Total annual fund operating expenses		1.88%	2.63%	2.63%	2.13%	1.63%
Expense reimbursement	[2]	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)
Total annual fund operating expenses after expense reimbursement		1.25%	2.00%	2.00%	1.50%	1.00%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through June 30, 2014. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Emerging Markets Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	522	703	303	473	102
3 years	864	1,012	712	867	406

Expense Example, No Redemption Putnam Emerging Markets Income Fund (USD $)	Class B	Class C
1 year	203	203
3 years	712	712

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.
Investments
For this “non-diversified” fund, we invest mainly in bonds that are obligations of emerging market companies and governments. We may invest in bonds denominated in U.S. dollars and bonds that are denominated in foreign currencies. Emerging markets include countries in the JP Morgan Emerging Markets Bond Index Global Diversified or that we consider to be equivalent to those countries based on their level of economic development or the size and experience of their securities markets. We may invest both in investment-grade and below-investment-grade investments. When deciding whether to buy or sell investments, we may consider, among other factors, credit and interest rate risks, as well as general market conditions. We may also consider the fundamental characteristics of the particular countries in which we invest as well as our views on the currencies of those countries when making investment decisions. We invest in currencies directly and through derivatives, for both hedging and non-hedging purposes. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund's investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund's investments may default on payment of interest or principal. Emerging markets often do not provide legal remedies for bondholders comparable to those available to bondholders in the United States, and it may not be possible to dispose of bonds of distressed issuers. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. Currency investments, whether for hedging or non-hedging purposes, may also be adversely impacted by exchange rate fluctuations. Emerging markets may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation, and may be or become illiquid.

The fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry, country or issuer, which may result in greater losses and volatility for the fund.

Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Mar 18, 2013
Putnam Emerging Markets Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Emerging Markets Income Fund seeks high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital growth is a secondary goal when consistent with achieving high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	For this “non-diversified” fund, we invest mainly in bonds that are obligations of emerging market companies and governments. We may invest in bonds denominated in U.S. dollars and bonds that are denominated in foreign currencies. Emerging markets include countries in the JP Morgan Emerging Markets Bond Index Global Diversified or that we consider to be equivalent to those countries based on their level of economic development or the size and experience of their securities markets. We may invest both in investment-grade and below-investment-grade investments. When deciding whether to buy or sell investments, we may consider, among other factors, credit and interest rate risks, as well as general market conditions. We may also consider the fundamental characteristics of the particular countries in which we invest as well as our views on the currencies of those countries when making investment decisions. We invest in currencies directly and through derivatives, for both hedging and non-hedging purposes. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund's investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund's investments may default on payment of interest or principal. Emerging markets often do not provide legal remedies for bondholders comparable to those available to bondholders in the United States, and it may not be possible to dispose of bonds of distressed issuers. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. Currency investments, whether for hedging or non-hedging purposes, may also be adversely impacted by exchange rate fluctuations. Emerging markets may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation, and may be or become illiquid.

The fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry, country or issuer, which may result in greater losses and volatility for the fund.

Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry, country or issuer, which may result in greater losses and volatility for the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the fund completes a full calendar year of operation.
Putnam Emerging Markets Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	522
3 years	rr_ExpenseExampleYear03	864
Putnam Emerging Markets Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.00%
1 year	rr_ExpenseExampleYear01	703
3 years	rr_ExpenseExampleYear03	1,012
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	712
Putnam Emerging Markets Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.00%
1 year	rr_ExpenseExampleYear01	303
3 years	rr_ExpenseExampleYear03	712
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	712
Putnam Emerging Markets Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.40%	[1]
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	473
3 years	rr_ExpenseExampleYear03	867
Putnam Emerging Markets Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	406

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through June 30, 2014. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	This charge is phased out over six years.
[5]	This charge is eliminated after one year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Mar 18, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 27, 2013